Statements Of Changes In Equity - USD ($) $ in Thousands	Total		Cumulative Effect, Period of Adoption, Adjustment [Member]	Share Capital	Additional paid–in capital	Accumulated other comprehensive income (loss)	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Non– controlling interest
Beginning balance, shares at Dec. 31, 2019				44,198,330
Beginning balance, value at Dec. 31, 2019	$ 2,159,840		$ (5,484)	$ 12,742	$ 411,568	$ (144,963)	$ 1,862,059	$ (5,484)	$ 18,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,086				4,086
Deconsolidation of a subsidiary	0
Dividends paid and declared	(97,639)						(93,253)		(4,386)
Other comprehensive income, net of tax expense	(67,422)	[1]				(66,259)			(1,163)
Less: net income attributable to non-controlling interests	328
Net income attributable to Elbit Systems Ltd.'s shareholders	237,658						237,658
Ending balance, value at Dec. 31, 2020	2,231,367			$ 12,742	415,654	(211,222)	2,000,980		13,213
Ending balance, shares at Dec. 31, 2020				44,198,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive Income (Loss), Tax	1,891
Exercise of options	20		$ 20
Stock-based compensation	5,312				5,312
Deconsolidation of a subsidiary	0
Dividends paid and declared	(80,066)						(79,566)		(500)
Other comprehensive income, net of tax expense	114,967	[1]				113,365			1,602
Less: net income attributable to non-controlling interests	313
Net income attributable to Elbit Systems Ltd.'s shareholders	274,350						274,350
Ending balance, value at Dec. 31, 2021	$ 2,546,263			$ 12,762	420,966	(97,857)	2,195,764		14,628
Ending balance, shares at Dec. 31, 2021	44,255,563			44,260,868
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive Income (Loss), Tax	$ (6,186)
Exercise of options (in shares)	62,538
Exercise of options	$ 24
Stock-based compensation	10,463				10,463
Deconsolidation of a subsidiary	(11,275)								(11,275)
Dividends paid and declared	(88,648)						(88,648)
Other comprehensive income, net of tax expense	25,379	[1]				26,299			(920)
Less: net income attributable to non-controlling interests	21
Net income attributable to Elbit Systems Ltd.'s shareholders	275,448						275,448
Ending balance, value at Dec. 31, 2022	$ 2,757,675			$ 12,786	$ 431,429	$ (71,558)	$ 2,382,564		$ 2,454
Ending balance, shares at Dec. 31, 2022	44,344,206			44,344,206
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive Income (Loss), Tax	$ 1,419
Exercise of options (in shares)	83,338

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $1,419, $(6,186) and $1,891 for the years 2022, 2021 and 2020, respectively.